PHOENIX MULTI-SECTOR FIXED INCOME FUND, INC.

MARKET AND PORTFOLIO REVIEW

Fund Description: Phoenix Multi-Sector Fixed Income Fund invests in a wide variety of fixed-income securities. These securities may include U.S. treasury, agency, corporate and yankee bonds, as well as mortgage-backed and asset-backed securities. The Fund emphasizes the most undervalued sectors of the market and de-emphasizes the most overvalued sectors.

Investment Environment: Over the twelve-month reporting period ended October 31, 1995, the fixed-income investment environment has improved dramatically. A favorable combination of slowing economic growth and moderate inflation has translated into a strong bond market rally. This rally could be extended if Congress passes significant deficit reduction legislation. Also, the recent strength of the U.S. dollar is a positive factor for continued moderate inflation.

Portfolio Review: For the twelve-month period ended October 31, 1995, the Fund's Class A shares provided a total return of 13.83% and Class B shares returned 12.96%. This compares with the market's return of 15.65%, as measured by the Lehman Brothers Aggregate Bond Index. All of these returns assume reinvestment of any distributions but exclude the effect of sales charges.

 The Fund's relative underperformance was due to an overweighting in emerging debt markets and municipal bonds. Limited exposure to investment-grade corporates also held performance back. Positive contributors to the portfolio were holdings in commercial mortgage-backed securities and high-yield corporate bonds.

Outlook: Our outlook for the bond market remains positive. In the months ahead, we expect to de-emphasize U.S. treasury securities in favor of more attractive market sectors. Currently, we have increased exposure to commercial mortgage-backed securities as positive market technicals have resulted in attractive valuations. We also continue to overweight the yankee bond sector. Our focus is on Argentinean, Brazilian and Polish Brady bonds, given the improving political and economic momentum in these countries. Lastly, we have decreased exposure to non-dollar securities since we believe U.S. dollar-denominated securities represent better relative value.

[line chart]
                   Phoenix                           Lehman Brothers
          Multi-Sector Fixed Income--Class A      Aggregate Bond Index*
12/15/89             9525                                   10000
10/31/90             9704                                   10631
10/31/91            12378                                   12312
10/31/92            14125                                   13522
10/31/93            16605                                   15127
10/31/94            15846                                   14617
10/31/95            17173                                   16905

Average Annual Total Returns for Periods Ending 10/31/95

                                                   From
                                                 Inception       From
                                                 12/18/89     Inception
                               1         5          to        1/3/92 to
                              Year     Years     10/31/95      10/31/95
------------------------------------------------------------------------
Class A with 4.75% sales
   charge                     8.38%    12.08%      10.55%         --
------------------------------------------------------------------------
Class A at net asset
  value                      13.83%    13.17%      11.46%         --
------------------------------------------------------------------------
Class B with CDSC             7.96%      --          --          7.97%
------------------------------------------------------------------------
Class B at net asset
  value                      12.96%      --          --          8.37%
------------------------------------------------------------------------
Lehman Brothers
  Aggregate Bond Index*      15.65%     9.65%       9.35%        8.64%
------------------------------------------------------------------------

This chart assumes an initial investment of $10,000 made on December 18, 1989 for Class A shares. Total returns for Class A shares reflect the maximum sales charge of 4.75% on the initial investment and assume reinvestment of dividends and capital gains. Class B share performance will be greater or less than that shown based on differences in inception dates, fees and sales charges. Class B shares reflect the 5% contingent deferred sales charge
(CDSC), which is applicable on all shares redeemed during the 1st year after purchase and 4% for all shares redeemed during the 2nd year after purchase (scaled down to 3%-3rd year, 2%-4th and 5th year and 0% thereafter). The investment return and principal value of the investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less at redemption than at purchase price. Returns indicate past performance which is not predictive of future performance.
* The Lehman Brothers Aggregate Bond Index is an unmanaged but commonly used measure of bond performance. It is a combination of several Lehman Brothers Fixed Income indexes. The index's performance does not include sales charges.
** Foreign investing involves special risks, such as currency fluctuation, less public disclosure as well as economic and political risks.

Phoenix Multi-Sector Fixed Income Fund, Inc.

                       INVESTMENTS AT OCTOBER 31, 1995

                                   STANDARD
                                   & POOR'S       PAR
                                    RATING       VALUE
                                 (Unaudited)     (000)         VALUE
                                 ------------    ------   -------------
U.S. GOVERNMENT SECURITIES--17.1%
U.S. Treasury Bonds--1.1%
 U.S. Treasury Bonds
  6.50%, '05                      AAA           $ 1,000     $ 1,035,936
 U.S. Treasury Bonds
  6.875%, '25                     AAA             2,250       2,414,925
                                                             -----------
                                                              3,450,861
                                                             -----------
U.S. Treasury Notes--5.7%
 U.S. Treasury Notes
  5.63%, '97                      AAA             5,000       5,003,125
 U.S. Treasury Notes
  5.875%, '98                     AAA            11,500      11,550,025
 U.S. Treasury Notes
  5.75%, '00                      AAA             1,250       1,247,656
                                                             -----------
                                                             17,800,806
                                                             -----------
Agency Mortgage-Backed Securities--10.3%
 FHLMC 9%, '04                    AAA               212         214,683
 FHLMC 7.50%, '18                 AAA               827         832,968
 FHLMC 8.75%, '20                 AAA               707         721,054
 FNMA 8.70%, '16                  AAA             1,168       1,204,581
 FNMA 6.65%, '17                  AAA             1,000         996,909
 FNMA 6.50%, '18                  AAA             1,000         990,599
 FNMA 7%, '07-'23                 AAA             6,861       6,815,781
 GNMA TBA 6.50%, '05              AAA             2,000       1,943,750
 GNMA 9%, '05-'25                 AAA            15,249      16,015,246
 GNMA TBA 9%, '05                 AAA             2,500       2,628,125
                                                             -----------
                                                             32,363,696
                                                             -----------
TOTAL U.S. GOVERNMENT SECURITIES
 (Identified cost $53,512,909)                               53,615,363
                                                             -----------
NON-CONVERTIBLE BONDS--39.6%
Aerospace & Defense--0.0%
 McDonnell Douglas Corp.
  9.45%, '96                      NR                150         155,046
                                                             -----------
Airlines--1.1%
 GPA Delaware, Inc.
  8.75%, '98                      CCC             4,000       3,580,000
                                                             -----------
Chemical--Specialty--1.6%
 Borden Chemical & Plastics
  9.50%, '05                      BB+             5,000       5,150,000
                                                             -----------
Hospital Management & Services--1.6%
 Tenet Healthcare Corp.
  9.625%, '02                     B+              4,500       4,860,000
                                                             -----------
Insurance--0.6%
 Middletown Trust 11.75%, '10     A+              1,600       1,962,430
                                                             -----------
Non-Agency Mortgage-Backed Securities--31.2%
 Chase Mortgage Finance Corp.
  92-2, B2 8.02%,
  '22 (b)                         AA((d))       $ 4,675     $ 4,797,358
 Citicorp Mortgage Securities
  91-9, B 9%, '21                 AAA             1,600       1,640,500
 DLJ Mortgage Acceptance
  94-M11, B1 8.10%, '04           Baa((d))        5,000       5,023,437
 FDIC REMIC 94-C1, 2D 8.70%,
  '25                             A((d))          7,000       7,435,313
 Green Tree Financial Corp.
  93-2, B 8%, '18                 Baa((d))        5,000       5,125,000
 Kidder Peabody Acceptance
  Corp. 94-C1, B 6.85%, '06       AA              2,000       1,996,250
 Kidder Peabody Acceptance
  Corp. 93-6, B4 144A
  7.7841%, '23 (c)                BBB             4,242       4,089,084
 Kidder Peabody Acceptance
  Corp. 93-M3, D 6.50%, '25       Baa((d))        2,147       2,013,483
 Merrill Lynch Mortgage, Inc.
  95-C2, C 7.79%, '21             AAA             1,000       1,018,594
 Prudential Home Mortgage
  93H, B2 144A 6.759%, '08
  (c)                             NR              8,342       8,133,761
 Prudential Home Mortgage
  93-L, 3B2 144A 6.641%, '23
  (c)                             NR              3,270       3,090,150
 Prudential Home Mortgage
  94-32, M 8.25%, '24             NR              2,943       3,027,170
 Residential Funding Corp.
  93-S29, M3 7% '08               BBB((d))          610         585,355
 Resolution Trust Corp.
  93-N3, 144A 7.80%,
  '03 (c)                         Ba((d))         2,292       2,291,667
 Resolution Trust Corp.
  92-C7, A1C 7.90%, '23           Aa((d))         1,966       1,973,790
 Resolution Trust Corp.
  92-C3, B 9.05%, '23             AA              3,938       4,046,558
 Resolution Trust Corp.
  93-C3, A4 6.55%, '24            Aaa((d))        1,828       1,826,000
 Resolution Trust Corp.
  94-C2, C 8%, '25                A               3,400       3,496,686
 Resolution Trust Corp.
  94-C2, D 8%, '25                BBB             5,388       5,430,033
 Resolution Trust Corp.
  94-C1, A2C 7.45%, '26           AAA             5,000       5,082,812
 Resolution Trust Corp.
  94-C1, D 8%, '26                BBB             5,755       5,766,636
 Resolution Trust Corp. 95-1,
  C2 7.50%, '28                   BBB             4,232       4,194,054

                   See Notes to Financial Statements

Phoenix Multi-Sector Fixed Income Fund, Inc.

                                   STANDARD
                                   & POOR'S       PAR
                                    RATING       VALUE
                                 (Unaudited)     (000)         VALUE
                                 ------------    ------   -------------
Non-Agency Mortgage-Backed Securities (Continued)
 Ryland Mortgage Security
  Corp. III 92-A, 1A 8.33%,
  '30                             A-            $   416    $    417,733
 SASC 95-C1, B 7.375%, '24        AAA             5,344       5,362,370
 SASC 93-C1, B 6.60%, '24         A+              5,000       4,644,039
 White Hall Partners 95-C1, B
  7.43%, '25                      A((d))          5,000       5,059,375
                                                             -----------
                                                             97,567,208
                                                             -----------
Retail--Food--0.6%
 Rini Rego Supermarkets, Inc.
  9.75%, '01                      NR              2,000       1,812,500
                                                             -----------
Retail--Food Service--0.0%
 ARA Services, Inc. 10.625%,
  '00                             BB                 54          61,425
                                                             -----------
Telecommunications Equipment--1.4%
 Paging Network 10.125%, '07      B               2,000       2,130,000
 Panamsat L.P. 9.75%, '00         BB-             2,000       2,115,000
                                                             -----------
                                                              4,245,000
                                                             -----------
Utility--Electric--1.5%
 California Energy Co.
  0%, '04 (f)                     BB-             5,000       4,512,500
 Rural Electric Cooperative
  9.73%, '17                      AAA               140         156,355
                                                             -----------
                                                              4,668,855
                                                             -----------
TOTAL NON-CONVERTIBLE BONDS
 (Identified cost $122,350,036)                             124,062,464
                                                             -----------
FOREIGN NON-CONVERTIBLE BONDS--9.1%
Argentina--1.6%
 Banco de Galicia Yankee 9%,
  '03                             BB-             4,000       3,040,000
 Banco Rio de la Plata 144A
  8.50%, '98 (c)                  B((d))          2,000       1,885,000
                                                             -----------
                                                              4,925,000
                                                             -----------
Chile--1.5%
 CSAV 144A 7.375%, '03 (c)        BBB             5,000       4,875,000
                                                             -----------
Columbia--1.7%
 Centragas Yankee 144A
  10.65%, '10 (c)                 BBB-            5,000       5,287,500
                                                             -----------
Mexico--2.3%
 Grupa IRSA Guaranteed Med
  Term Euro 8.375%, '98           NR              5,000       4,400,000
 MCTTR Toll Revenue 144A 11%,
  '02 (c)                         NR              4,771       2,743,374
                                                             -----------
                                                              7,143,374
                                                             -----------
Singapore--2.0%
 Asia Pulp & Paper Co. Yankee
  11.75%, '05                     BB            $ 6,000    $  6,135,000
                                                             -----------
TOTAL FOREIGN NON-CONVERTIBLE BONDS
 (Identified cost $31,353,436)                               28,365,874
                                                             -----------
FOREIGN GOVERNMENT SECURITIES--15.0%
Argentina--3.5%
 Republic of Argentina
  Discount L-GL Euro 6.8175%,
  '23 (f)                         BB-             9,000       5,079,375
 Republic of Argentina FRB
  6.875%, '05 (f)                 BB-             6,500       3,871,563
 Republic of Argentina Par
  L-GP 5%, '23 (f)                BB-             4,000       1,912,500
                                                             -----------
                                                             10,863,438
                                                             -----------
Brazil--5.9%
 Republic of Brazil Discount
  Series Z-L Euro 6.8125%,
  '24 (f)                         NR             23,500      14,011,875
 Republic of Brazil Par Z-L
  Euro 4.25%, '24 (f)             NR              9,000       4,370,625
                                                             -----------
                                                             18,382,500
                                                             -----------
Bulgaria--0.9%
 Republic of Bulgaria IAB
  6.75%, '11 (f)                  NR              4,000       1,770,000
 Bulgaria FLIRB-A Br 2%, '12
  (f)                             NR              4,000       1,120,000
                                                             -----------
                                                              2,890,000
                                                             -----------
Ecuador--0.6%
 Republic of Ecuador PDI 20yr
  Euro, Interest
  Capitalization, 6.8125%,
  '15 (f)                         NR              6,129       2,032,104
                                                             -----------
Mexico--1.1%
 United Mexican Discount B
  Euro 7.1875%, '19 (e)(f)        BB              5,000       3,343,750
                                                             -----------
Poland--3.0%
 Poland Global Reg Par Euro
  2.75%, '24 (f)                  NR              7,750       3,429,375
 Poland Discount Euro 6.875%,
  '24 (f)                         NR              2,000       1,532,500
 Poland PDI B 3.75%, '14 (f)      NR              7,000       4,506,250
                                                             -----------
                                                              9,468,125
                                                             -----------
TOTAL FOREIGN GOVERNMENT SECURITIES
 (Identified cost $46,511,052)                               46,979,917
                                                             -----------
                   See Notes to Financial Statements

Phoenix Multi-Sector Fixed Income Fund, Inc.

                                   STANDARD
                                   & POOR'S       PAR
                                    RATING       VALUE
                                 (Unaudited)     (000)         VALUE
                                 ------------    ------   -------------
MUNICIPAL BONDS--13.1%
Alabama--0.2%
 Alabama Agriculture/
  Mechanical Univ. 5.50%, '20     AAA            $  810    $    787,530
                                                             -----------
California--3.6%
 Long Beach Pension 7.09%,
  '09                             AAA             3,500       3,502,905
 Los Angeles County Series B
  Rev. 5.25%, '23                 AAA             3,000       2,797,170
 Stanford University
  Hospital, 5.25%, '20            AAA             3,385       3,140,840
 University of California
  Series C 5%, '23                AAA             2,000       1,792,880
                                                             -----------
                                                             11,233,795
                                                             -----------
Colorado--0.6%
 Denver Airport Rev. Series A
  5.60%, '20                      AAA             2,000       1,947,540
                                                             -----------
Florida--1.3%
 Palm Beach Waste Revenue
  Project B 10.50%, '11           NR              3,750       3,991,162
                                                             -----------
Massachusetts--1.2%
 Massachusetts Bay Transit
  Gen. Series B 5.375%, '25       AAA             4,000       3,778,240
                                                             -----------
Michigan--0.1%
 Brighton School District 0%,
  '18                             AAA               600         163,998
                                                             -----------
New York--1.5%
 Beth Israel Medical Center,
  Taxable 7.58%, '15              AAA             4,750       4,745,487
                                                             -----------
Pennsylvania--3.4%
 Pennsylvania Economic
  Development 10.375%, '12        NR              6,200       6,505,722
 Pennsylvania Financial
  Development 6.75%, '07          NR              4,050       4,086,815
                                                             -----------
                                                             10,592,537
                                                             -----------
South Carolina--0.5%
 South Carolina Public
  Service Rev. Series C 5%,
  '18                             AAA            $1,700    $  1,537,157
                                                             -----------
Virginia--0.7%
 Pittsylvania County Series B
  7.65%, '10                      NR              1,900       2,095,263
                                                             -----------
TOTAL MUNICIPAL BONDS
 (Identified cost $39,346,268)                               40,872,709
                                                             -----------
TOTAL LONG-TERM INVESTMENTS--93.9%
 (Identified cost $293,073,701)                             293,896,327
                                                             -----------
SHORT-TERM OBLIGATIONS--6.4%
Commercial Paper--6.4%
 Philip Morris Companies,
  Inc. 5.69%, 11-8-95             A-1             4,600       4,594,911
 Bellsouth Telecommunica-
  tions, Inc. 5.65%, 11-9-95      A-1+            6,897       6,888,340
 Albertson's, Inc., 5.70%,
  11-10-95                        A-1             3,200       3,195,440
 TDK USA, Inc. 5.73%,
  11-20-95                        A-1+            3,960       3,948,024
 E.I. Du Pont de Nemours
  5.69%, 12-4-95                  A-1+            1,295       1,288,246
                                                             -----------
TOTAL SHORT-TERM OBLIGATIONS
 (Identified cost $19,914,961)                               19,914,961
                                                             -----------
TOTAL INVESTMENTS--100.3%
 (Identified cost $312,988,662)                             313,811,288(a)
 Cash & receivables, less liabilities--(0.3%)                  (916,477)
                                                             -----------
NET ASSETS--100.0%                                         $312,894,811
                                                             ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $10,177,062 and gross depreciation of $9,476,018 for income tax purposes. At October 31, 1995 the aggregate cost of securities for federal income tax purposes was $313,110,244. At October 31, 1995, the Fund had capital loss carryforwards aggregating $19,797,495 available to offset future gains and expiring as follows: $2,412,682 in 2002 and $17,384,813 in 2003.

(b) Private Placement--see Note 4.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1995, these securities amounted to a value of $32,395,536 or 10.4% of net assets.

(d) As rated by Moody's, Fitch and/or Duff & Phelp's.

(e) Mexico Value Recovery Euro Rights attached.

(f) Variable or step coupon bond; interest rate shown reflects the rate currently in effect.

                      See Notes to Financial Statements

Phoenix Multi-Sector Fixed Income Fund, Inc.

                     STATEMENT OF ASSETS AND LIABILITIES
                               OCTOBER 31, 1995

Assets
Investment securities at value
  (Identified cost $312,988,662)                   $313,811,288
Cash                                                      6,944
Receivables
 Investment securities sold                           7,443,452
 Fund shares sold                                       366,426
 Interest                                             7,571,638
                                                     -----------
  Total assets                                      329,199,748
                                                     -----------
Liabilities
Payables
 Investment securities purchased                     15,165,758
 Fund shares repurchased                                320,313
 Income distribution payable                            369,067
 Investment advisory fee                                146,287
 Distribution fee                                       158,289
 Financial agent fee                                      7,997
 Transfer agent fee                                      59,421
 Directors' fee                                           7,048
 Accrued expenses                                        70,757
                                                     -----------
  Total liabilities                                  16,304,937
                                                     -----------
Net Assets                                         $312,894,811
                                                     ===========
Net Assets Consist of:
Capital paid in on shares of capital stock         $332,185,832
Distributions in excess of net investment
  income                                               (186,415)
Accumulated net realized losses                     (19,927,232)
Net unrealized appreciation                             822,626
                                                     -----------
Net Assets                                         $312,894,811
                                                     ===========

Class A
Shares of capital stock outstanding,
  $0.10 par value, 250,000,000 shares
  authorized (Net Assets $168,875,147)               13,450,209

Net asset value per share                                $12.56
Offering price per share
  $12.56/(1-4.75%)                                       $13.19

Class B
Shares of capital stock outstanding,
  $0.10 par value, 250,000,000 shares
  authorized (Net Assets $144,019,664)               11,483,585
Net asset value and offering price per share             $12.54



                           STATEMENT OF OPERATIONS
                         YEAR ENDED OCTOBER 31, 1995

Investment Income
Interest                                             $ 28,119,243
Dividends                                                  97,934
                                                       -----------
  Total investment income                              28,217,177
                                                       -----------

Expenses
Investment advisory fee                                 1,692,191
Distribution fee--Class A                                 407,197
Distribution fee--Class B                               1,447,921
Financial agent fee                                        92,301
Transfer agent                                            517,823
Registration                                               93,433
Custodian                                                  84,207
Professional                                               48,294
Printing                                                   30,356
Directors                                                  24,383
Miscellaneous                                              19,397
                                                       -----------
  Total expenses                                        4,457,503
                                                       -----------
Net investment income                                  23,759,674
                                                       -----------

Net Realized and Unrealized Gain (Loss) on Investments
Net realized loss on securities                       (17,389,741)
Net realized loss on foreign currency
  transactions                                            (56,077)
Net unrealized appreciation on investments             31,680,763
                                                       -----------

Net gain on investments                                14,234,945
                                                       -----------
Net increase in net assets resulting from
  operations                                         $ 37,994,619
                                                       ===========

                      See Notes to Financial Statements

Phoenix Multi-Sector Fixed Income Fund, Inc.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                         Year                  Year
                                                                         Ended                Ended
                                                                   October 31, 1995      October 31, 1994
                                                                   -----------------   -------------------
From Operations
 Net investment income                                               $ 23,759,674          $ 25,370,776
 Net realized loss                                                    (17,445,818)           (5,532,420)
 Net unrealized appreciation (depreciation)                            31,680,763           (38,043,414)
                                                                     ---------------     -----------------
 Increase (decrease) in net assets resulting from operations           37,994,619           (18,205,058)
                                                                     ---------------     -----------------
From Distributions to Shareholders
 Net investment income--Class A                                       (12,901,571)          (13,195,319)
 Net investment income--Class B                                       (10,373,226)          (10,189,264)
 Distributions in excess of net investment income--Class A                     --              (485,962)
 Distributions in excess of net investment income--Class B                     --              (375,245)
 Net realized gains--Class A                                                   --            (7,782,144)
 Net realized gains--Class B                                                   --            (8,561,575)
 Tax return of capital--Class A                                                --            (1,459,607)
 Tax return of capital--Class B                                                --            (1,127,064)
                                                                     ---------------     -----------------
 Decrease in net assets resulting from distributions to
  shareholders                                                        (23,274,797)          (43,176,180)
                                                                     ---------------     -----------------
From Share Transactions
Class A
 Proceeds from sales of shares (2,352,653 and 2,789,734 shares,
  respectively)                                                        28,484,405            35,833,253
 Net asset value of shares issued from reinvestment of
  distributions (654,268 and 1,081,009 shares, respectively)            7,837,803            14,009,219
 Net asset value of shares issued in connection with the
  acquisition of Phoenix High Quality Bond Fund (0 and
  5,096,998 shares, respectively)                                              --            68,182,547
 Cost of shares repurchased (4,039,172 and 7,002,815 shares,
  respectively)                                                       (48,234,621)          (90,267,185)
                                                                     ---------------     -----------------
Total                                                                 (11,912,413)           27,757,834
                                                                     ---------------     -----------------
Class B
 Proceeds from sales of shares (887,773 and 1,988,539 shares,
  respectively)                                                        10,692,887            25,554,081
 Net asset value of shares issued from reinvestment of
  distributions (308,741 and 616,141 shares, respectively)              3,693,059             8,008,250
 Cost of shares repurchased (2,844,501 and 3,168,080 shares,
  respectively)                                                       (33,893,205)          (40,267,577)
                                                                     ---------------     -----------------
Total                                                                 (19,507,259)           (6,705,246)
                                                                     ---------------     -----------------
 (Decrease) increase in net assets from share transactions            (31,419,672)           21,052,588
                                                                     ---------------     -----------------
 Net decrease in net assets                                           (16,699,850)          (40,328,650)
Net Assets
 Beginning of period                                                  329,594,661           369,923,311
                                                                     ---------------     -----------------
 End of period (including distributions in excess of net
  investment income of ($186,415) and ($432,390), respectively)      $312,894,811          $329,594,661
                                                                     ===============     =================

                      See Notes to Financial Statements

Phoenix Multi-Sector Fixed Income Fund, Inc.

                              FINANCIAL HIGHLIGHTS
   (Selected data for a share outstanding throughout the indicated period)

                                                                           Class A
                                                 --------------------------------------------------------------
                                                                    Year Ended October 31,
                                                  1995         1994         1993         1992          1991
                                                 ---------    ---------   ---------    ---------   -----------
Net asset value, beginning of period              $11.94       $14.13       $13.29       $12.81       $11.11
Income from investment operations
 Net investment income                              0.96         0.76         1.14         1.24         1.22((2))
 Net realized and unrealized gain (loss)            0.61        (1.35)        1.08         0.50         1.71
                                                  -------      -------      -------      -------      ---------
  Total from investment operations                  1.57        (0.59)        2.22         1.74         2.93
                                                  -------      -------      -------      -------      ---------
Less distributions
 Dividends from net investment income              (0.95)       (0.77)       (1.19)       (1.21)       (1.23)
 Dividends in excess of net investment
  income                                           --           (0.05)       (0.02)       --            --
 Dividends from net realized gains                 --           (0.63)       (0.17)       (0.05)        --
 Tax return of capital                             --           (0.15)       --           --            --
                                                  -------      -------      -------      -------      ---------
  Total distributions                              (0.95)       (1.60)       (1.38)       (1.26)       (1.23)
                                                  -------      -------      -------      -------      ---------
Change in net asset value                           0.62        (2.19)        0.84         0.48         1.70
                                                  -------      -------      -------      -------      ---------
Net asset value, end of period                    $12.56        $11.94      $14.13       $13.29       $12.81
                                                  =======      =======      =======      =======      =========
Total return((1))                                  13.83%       -4.57%       17.55%       14.11%       27.56%
Ratios/supplemental data:
Net assets, end of period (thousands)           $168,875     $172,966     $176,859     $141,627      $68,139
Ratio to average net assets of:
 Operating expenses                                 1.10%        1.13%        1.29%        1.48%        1.50%
 Net investment income                              8.10%        7.05%        8.27%        9.42%       10.13%
Portfolio turnover                                   201%         123%         207%         116%         180%

                                                                    Class B
                                                ------------------------------------------------
                                                                                         From
                                                                                       Inception
                                                      Year Ended October 31,           1/3/92 to
                                                  1995         1994         1993       10/31/92
                                                 ---------    ---------   ---------    ---------
Net asset value, beginning of period              $11.93       $14.10       $13.25       $13.02
Income from investment operations
 Net investment income                              0.86         0.68         1.04         0.94
 Net realized and unrealized gain (loss)            0.61        (1.36)        1.08         0.21
                                                  -------      -------      -------      -------
  Total from investment operations                  1.47        (0.68)        2.12         1.15
                                                  -------      -------      -------      -------
Less distributions
 Dividends from net investment income              (0.86)       (0.67)       (1.08)       (0.92)
 Dividends in excess of net investment
  income                                           --           (0.05)       (0.02)        --
 Dividends from net realized gains                 --           (0.63)       (0.17)        --
 Tax return of capital                             --           (0.14)       --            --
                                                  -------      -------      -------      -------
  Total distributions                              (0.86)       (1.49)       (1.27)       (0.92)
                                                  -------      -------      -------      -------
Change in net asset value                           0.61        (2.17)        0.85         0.23
                                                  -------      -------      -------      -------
Net asset value, end of period                    $12.54       $11.93       $14.10       $13.25
                                                  =======      =======      =======      =======
Total return((1))                                  12.96%       -5.21%       16.78%        8.81%((4))
Ratios/supplemental data:
Net assets, end of period (thousands)           $144,020     $156,629     $193,064      $82,522
Ratio to average net assets of:
 Operating expenses                                 1.85%        1.78%        1.99%        2.18%((3))
 Net investment income                              7.30%        6.46%        7.36%        8.47%((3))
Portfolio turnover                                   201%         123%         207%         116%

((1))Maximum sales charges are not reflected in the total return calculation.

((2))Includes reimbursement of operating expenses by investment adviser of $0.04.

((3))Annualized

((4))Not annualized

                      See Notes to Financial Statements

PHOENIX MULTI-SECTOR FIXED INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995

1. SIGNIFICANT ACCOUNTING POLICIES

  Phoenix Multi-Sector Fixed Income Fund, Inc. (the "Fund") is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund offers both Class A and Class B shares. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of the Fund are borne pro rata by the holders of both classes of shares, except that each class bears distribution expenses unique to that class.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

A. Security valuation:

  Securities listed or traded on a national securities exchange are valued at the last sale price, or if there had been no sale of the security on that day, at the mean between the last bid and asked prices. Securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices; and if no active market exists, at the bid price. Short-term investments having a remaining maturity of less than sixty days are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Directors.

B. Security transactions and related income:

  Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to income using the effective interest method. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Realized gains and losses are determined on the identified cost basis.

C. Income taxes:

  It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. Distributions to shareholders:

  Distributions to shareholders are declared and recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of expiring capital loss carryforwards, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. Foreign currency translation:

  Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the date of settlement. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction, is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates, between the date income is accrued and paid, is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  As compensation for its services to the Fund, the Investment Adviser, National Securities and Research Corporation, an indirect wholly-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), is entitled to a fee at an annual rate of 0.55% for the first $1 billion of the average daily net assets of the Fund.

   As Distributor of the Fund's shares, Phoenix Equity Planning Corp. ("PEPCO"), an indirect wholly-owned subsidiary of PHL, has advised the Fund that it received selling commissions of $37,770 for Class A shares and deferred sales charges of $773,318 for Class B shares for the year ended October 31, 1995. In addition, the Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares and 1.00% for Class B shares of the average daily net assets of the Fund. The Distribution Plan

PHOENIX MULTI-SECTOR FIXED INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995 (Continued)

for Class A shares provides for fees to be paid up to a maximum on an annual basis of 0.30%; the Distributor has voluntarily agreed to limit the fee to 0.25%. The Distributor has advised the Fund that of the total amount expensed for the year ended October 31, 1995, $1,216,002 was earned by the Distributor and $639,116 was earned by unaffiliated participants.

   As Financial Agent of the Fund, PEPCO receives a fee at an annual rate of 0.03% of the average daily net assets of the Fund for bookkeeping, administration and pricing services. PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the year ended October 31, 1995, transfer agent fees were $517,823 of which PEPCO retained $203,646 which is net of the fees paid to State Street.

   At October 31, 1995, PHL and affiliates held 9,988 Class A shares and 11 Class B shares of the Fund with a combined value of $125,580.

3. PURCHASE AND SALE OF SECURITIES

  Purchases and sales of securities, excluding short-term securities, for the year ended October 31, 1995, aggregated $590,467,437 and $633,345,404, including $313,024,367 and $302,455,798, of U.S. Government securities, respectively.

4. PRIVATE PLACEMENTS

  At October 31, 1995, the Fund held the following securities which were private placements and represented 1.5% (at market value) of the net assets of the Fund:

                                     Acquisition
Security                                Date         Cost
---------------------------------     ---------   ----------
Chase Mortgage Finance Corp.
  92-2,  B-2 8.02%, '22                11/13/93   $4,693,620

The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

5. RECLASS OF CAPITAL ACCOUNTS

  In accordance with accounting pronouncements, the Fund has recorded several reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. As of October 31, 1995, the Fund has decreased undistributed net investment income by $238,902, increased accumulated net realized gains by $270,623 and decreased capital paid in on shares of beneficial interest by $31,721.

   This report is authorized for use by other than shareholders only when accompanied or preceded by the delivery of a current prospectus showing the sales charge and other material information.

REPORT OF INDEPENDENT ACCOUNTANTS

[graphic]Price Waterhouse LLP                                       [PW logo]

To the Board of Directors and Shareholders of Phoenix Multi-Sector Fixed Income Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments (except for bond ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix Multi-Sector Fixed Income Fund, Inc. (the "Fund") at October 31, 1995, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1995 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

/s/Price Waterhouse LLP
Boston, Massachusetts
December 18, 1995

PHOENIX MULTI-SECTOR FIXED
INCOME FUND, INC.
101 Munson Street
Greenfield, Massachusetts 01301

Directors
C. Duane Blinn
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Leroy Keith, Jr.
Philip R. McLoughlin
James M. Oates
Philip R. Reynolds
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

Officers
Philip R. McLoughlin, President
Martin J. Gavin, Executive Vice President
Michael E. Haylon, Executive Vice President
David L. Albrycht, Vice President
James M. Dolan, Vice President
William R. Moyer, Vice President
Leonard J. Saltiel, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary

Investment Adviser
National Securities & Research Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

Principal Underwriter
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

Transfer Agent
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

Legal Counsel
Dechert Price & Rhoads
1500 K Street, N.W.
Washington, D.C. 20005-1208

Independent Accountants
Price Waterhouse LLP
160 Federal Street
Boston, Massachusetts 02110

[cover]

Phoenix Funds

Phoenix Multi-Sector
Fixed Income Fund, Inc.
Annual Report
October 31, 1995

[photo of money]

[logo-Phoenix Duff & Phelps]

Phoenix Multi-Sector Fixed Income Fund, Inc.
P.O. Box 2200
Enfield, CT 06083-2200

[logo-Phoenix Duff & Phelps]

PDP 660 (12/95)

[indicia]

Bulk Rate Mail
U.S. Postage
PAID
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